Related Party Transactions - Additional Information (Detail)				3 Months Ended
	Feb. 25, 2021 shares	Jan. 04, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares $ / shares
Related Party Transaction [Line Items]
Issuance of ordinary shares to Sponsor | $				$ 12,500
Share price threshold for stock conversion | $ / shares			$ 10.00	$ 10.00
Repayment of related party debt | $				$ 191,827
Working Capital Loan [Member]
Related Party Transaction [Line Items]
Number of warrants issuable on conversion of debt				1,000,000
Conversion Price | $ / shares			$ 1.50	$ 1.50
Outstanding borrowings | $			$ 0	$ 0
Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Administrative fee per month | $				5,000
Administrative services fee incurred and accrued | $				$ 5,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Issuance of ordinary shares to Sponsor, Shares			12,321,429
Founder Shares [Member] | Share Price More Than Or Equals To USD Twelve [Member]
Related Party Transaction [Line Items]
Share price threshold for stock conversion | $ / shares			$ 12.00	$ 12.00
Sponsor [Member]
Related Party Transaction [Line Items]
Issuance of ordinary shares to Sponsor | $		$ 25,000	$ 25,000
Debt amount eligible for conversion to warants | $			$ 1,500,000	$ 1,500,000
Sponsor [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Issuance of ordinary shares to Sponsor | $		25,000
Sponsor [Member] | Related Party Promissory Note [Member]
Related Party Transaction [Line Items]
Related party debt, face value | $				$ 800,000
Related party debt, maturity description				earlier of (i) June 30, 2021 and (ii) the completion of the IPO
Repayment of related party debt | $				$ 191,827
Sponsor [Member] | Related Party Promissory Note [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Related party debt, face value | $		$ 800,000
Related party debt, maturity description		earlier of (i) June 31, 2021 and (ii) the completion of the Proposed Public Offering
Alignment Shares [Member]
Related Party Transaction [Line Items]
Issuance of ordinary shares to Sponsor, Shares			12,321,429
Cannae Holdings Inc [Member] | Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Administrative fee per month | $			$ 5,000
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding			1	14,785,715
Lock in period of shares			1 year	1 year
Percentage of the issued and outstanding shares on the total number of shares after conversion from one class to another			15.00%	15.00%
Common Class B [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Percentage of the issued and outstanding shares on the total number of shares after conversion from one class to another		15.00%
Common stock shares subject to forfeiture		1,607,143
Common Class B [Member] | Founder Shares [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Common stock shares subject to forfeiture		1,607,143
Common Class B [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Issuance of ordinary shares to Sponsor, Shares		12,321,429
Share dividend issues	2,464,286
Common stock shares outstanding	14,785,715
Common Class B [Member] | Sponsor [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Issuance of ordinary shares to Sponsor, Shares		12,321,429
Common Class C [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding			0	14,785,715
Percentage of the issued and outstanding shares on the total number of shares after conversion from one class to another			15.00%	15.00%
Common Class C [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Issuance of ordinary shares to Sponsor, Shares		12,321,429
Percentage of the issued and outstanding shares on the total number of shares after conversion from one class to another		15.00%
Common stock shares subject to forfeiture		1,607,143
Common Class C [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Issuance of ordinary shares to Sponsor, Shares		12,321,429
Share dividend issues	2,464,286
Common stock shares outstanding	14,785,715
Common Class C [Member] | Sponsor [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Issuance of ordinary shares to Sponsor, Shares		12,321,429
Common Class C [Member] | Alignment Shares [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Common stock shares subject to forfeiture		1,607,143